Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we provide the following disclosure, as it applies to smaller reporting companies, regarding executive compensation for our principal executive officer ("PEO") and Non-PEO named executive officers ("Non-PEO NEOs") and Company performance for the fiscal years ended December 31, 2025, 2024 and 2023.  The Board did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

In determining the "compensation actually paid" ("CAP") to our PEO and Non-PEO NEOs, we are required to make various adjustments to amounts that have previously been reported in the Summary Compensation Table ("SCT") in previous years, as the SEC's valuation methods for this section differ from those required in the SCT.  The table below summarizes compensation values both previously reported in our SCT, as well as the adjusted values required in this section for the fiscal years ended December 31, 2025, 2024 and 2023.  Given the complexity with respect to the standards of financial accounting and reporting related to equity compensation, the adjustments related to the fair value of equity awards in the calculation of CAP do not necessarily correspond to the actual value that has been realized or will be realized in the future with respect to these awards.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid for PEO (2)	Average Summary Compensation Table Total for Non-PEO NEO (1)	Average Compensation Actually Paid to Non-PEO NEO (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net (Loss) Income in thousands
2025	$2,100,923	$2,100,923	$443,462	$443,462	$91.30	$(7,426)
2024	$634,000	$634,000	$280,000	$280,000	$381.50	$(14,472)
2023	$455,020	$455,020	$225,000	$225,000	$69.60	$9,515

1	The Company's PEO for each of the years presented was Jeffrey Parker. The Company's only Non-PEO NEO for each of the years presented was Cynthia French, Chief Financial Officer.
2	CAP is computed in accordance with Item 402(v) of Regulation S-K, but does not reflect the actual compensation earned by or paid to the PEO or Non-PEO NEO during the applicable year. This calculation determines the value of awards at the date they vest, but does not consider the impact of changes in the value of those outstanding vested awards from year to year. The "Adjustments to Determine Compensation Actually Paid" table below reflects the exclusions and inclusions of certain equity values for the PEO and Non-PEO NEO calculated in accordance with ASC 718.
3	Assumes a $100 fixed investment as of year-end 2022 and continuing through year-end 2023, 2024 and 2025, respectively.

PEO Total Compensation Amount	$ 2,100,923	$ 634,000	$ 455,020
PEO Actually Paid Compensation Amount	$ 2,100,923	634,000	455,020
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation Actually Paid to PEO and NEOs

	2025				2024		2023
	PEO		Average Non- PEO NEO		PEO	Average Non- PEO NEO	PEO	Average Non- PEO NEO

Summary Compensation Table (SCT) Totals for PEO and Non-PEO NEOs	$2,100,923		$443,462		$634,000	$280,000	$455,020	$225,000
Add (Subtract)
Fair value of equity awards granted during the year from the SCT	(1,720,000)	[1]	(215,000)	[1]	-	-	(60,020)	-
Year-End fair value of unvested equity awards granted in year	-		-		-	-	-	-
Fair value of equity awards vested and granted during the year			-		-	-	60,020	-
Change in fair value of unvested awards granted in prior years	-		-		-	-	-	-
Excess fair value of modified awards as of the date of modification	1,720,000	[1]	215,000	[1]	-	-	-	-
Total adjustments	-		-		-	-	-	-
Compensation Actually Paid	$2,100,923		$443,462		$634,000	$280,000	$455,020	$225,000

1  The amount represents the excess fair value of modified awards over the fair value of the original awards, measured as of the date of such modification.  The awards, originally granted in January 2021, were modified in April 2025 to extend the expiration date by five years.  The awards were fully vested in prior years.

Non-PEO NEO Average Total Compensation Amount	$ 443,462	280,000	225,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 443,462	280,000	225,000
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid to PEO and NEOs

	2025				2024		2023
	PEO		Average Non- PEO NEO		PEO	Average Non- PEO NEO	PEO	Average Non- PEO NEO

Summary Compensation Table (SCT) Totals for PEO and Non-PEO NEOs	$2,100,923		$443,462		$634,000	$280,000	$455,020	$225,000
Add (Subtract)
Fair value of equity awards granted during the year from the SCT	(1,720,000)	[1]	(215,000)	[1]	-	-	(60,020)	-
Year-End fair value of unvested equity awards granted in year	-		-		-	-	-	-
Fair value of equity awards vested and granted during the year			-		-	-	60,020	-
Change in fair value of unvested awards granted in prior years	-		-		-	-	-	-
Excess fair value of modified awards as of the date of modification	1,720,000	[1]	215,000	[1]	-	-	-	-
Total adjustments	-		-		-	-	-	-
Compensation Actually Paid	$2,100,923		$443,462		$634,000	$280,000	$455,020	$225,000

1  The amount represents the excess fair value of modified awards over the fair value of the original awards, measured as of the date of such modification.  The awards, originally granted in January 2021, were modified in April 2025 to extend the expiration date by five years.  The awards were fully vested in prior years.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CAP and Performance Measures

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above.

Compensation Actually Paid vs. Net Income	19 Table of Contents
Total Shareholder Return Amount	$ 91.3	381.5	69.6
Net Income (Loss)	7,426,000	14,472,000	9,515,000
PEO Name				Jeffrey Parker
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,720,000)	0	(60,020)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	60,020
PEO | Excess Fair Value of Modified Awards as of the Date of Modification [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,720,000	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,000)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Excess Fair Value of Modified Awards as of the Date of Modification [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 215,000	$ 0	$ 0